OPERATING SEGMENTS - Depreciation and Amortization Expense (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Depreciation and amortization	Rp (32,569)	Rp (33,129)	Rp (31,714)
Operating Segments.
Disclosure of operating segments [line items]
Total segment depreciation and amortization	(37,113)	(37,589)	(35,530)
Depreciation and amortization from other non-operating segments	(250)	(263)	(280)
Depreciation and amortization	(37,113)	(37,589)	(35,530)
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and inter-segment elimination	4,700	4,597	3,994
IFRS reconciliation	94	126	102
Depreciation and amortization	Rp 4,544	Rp 4,460	Rp 3,816